Note 11 - Subsequent Events	6 Months Ended
Jun. 30, 2018
Notes to Financial Statements
Subsequent Events [Text Block]
11.	Subsequent Events

(a)	In
August 2018,
the Company signed a term sheet from a major commercial banking institution for a loan up to the lesser of
$30
million (with the option of another
$15
million for a total of
$45
million) to fully refinance the current loans of Allendale Investments S.A. / Alterwall Business Inc. / Manolis Shipping Ltd. / Saf Concord Shipping Ltd. / Aggeliki Shipping Ltd. / Jonathan John Shipping Ltd. / Joanna Maritime Ltd., and Bridge Shipping ltd. / Oinousses Navigation Ltd. / Corfu Navigation Ltd. / Athens Shipping Ltd. and assist the borrower with further acquisitions or to provide working capital. The outstanding amount of the loan that will be refinanced will be payable in twelve
consecutive quarterly equal instalments in the amount of
$900,000,
with a
$13,100,000
balloon payment to be made with the last installment. The interest rate margin is
4.40%
over LIBOR. The loan will be secured with (i)
first
priority mortgages over the aforementioned vessels, (ii)
first
assignment of earnings and insurance of the aforementioned vessels and (iii) other covenants and guarantees similar to the current loans of the Company.